Fair value of financial instruments (Narrative) (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Volatility [Member] | Minimum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.10
Volatility [Member] | Maximum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.19
Over-The-Counter Market | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Estimated fair value of convertible notes	$ 437,575